Debt - Department of Energy Loan Guarantee (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 20, 2014 USD ($) item
Debt
Repayments of long-term debt	$ 397,162,000	$ 468,577,000	$ 1,334,368,000
Vogtle Units No. 3 & No. 4
Debt
Guarantee obligations, maximum exposure received					$ 1,104,000,000
Long-term debt | Department of Energy guarantee
Debt
Aggregate borrowings including capitalized interest	4,633,028,088
Long-term debt | FFB
Debt
Number of future advance promissory notes | item						2
Maximum borrowing capacity				$ 1,619,679,706		$ 3,057,069,461
Aggregate borrowings including capitalized interest	1,619,679,706
Maximum borrowing capacity designated for capitalized interest	43,721,079					335,471,604
Eligible project costs, percent				70.00%
Repayments of long-term debt	$ 307,600,000
Long-term debt | FFB | Maximum
Debt
Aggregate borrowings including capitalized interest						$ 3,057,069,461
Long-term debt | FFB | Department of Energy guarantee | Services Agreement
Debt
Guarantee obligations, maximum exposure received				$ 4,676,749,167
Long-term debt | FFB | US Treasury Securities, Current Yield
Debt
Spread on variable rate (as a percent)	0.375%